Document and Entity Information	Sep. 27, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001577134
Document Type	8-K
Document Period End Date	Sep. 27, 2022
Entity Registrant Name	TERRA INCOME FUND 6, LLC
Entity Incorporation State Country Code	MD
Entity File Number	000-55429
Entity Tax Identification Number	92-0548263
Entity Address, Address Line One	205 West 28th Street
Entity Address, Address Line Two	12th floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	753-5100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	7.00% Notes due 2026
Trading Symbol	TFSA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false